Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-37611
Entity Registrant Name	PYXIS TANKERS INC.
Entity Central Index Key	0001640043
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	59 K. Karamanli Street
Entity Address, City or Town	Maroussi
Entity Address, Country	GR
Entity Address, Postal Zip Code	15125
Entity a Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Auditor Firm ID	1457
Auditor Name	Ernst & Young (Hellas)
Auditor Location	Athens, Greece
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PXS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	42,455,857
Series A Cumulative Convertible Preferred Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Cumulative Convertible Preferred Shares, par value $0.001 per share
Trading Symbol	PXSAP
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	449,673
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock, par value of $0.001 per share
Trading Symbol	PXSAW
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,590,540
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	59 K. Karamanli Street
Entity Address, City or Town	Maroussi
Entity Address, Country	GR
Entity Address, Postal Zip Code	15125
City Area Code	30
Local Phone Number	210 638 0200
Contact Personnel Name	Mr. Henry Williams